Operating leases (Details Textual) $ in Millions	3 Months Ended
Mar. 31, 2018 USD ($)
Operating Lease, Weighted Average Remaining Lease Term	7 years
Spot Charters [Member]
Operating Leases, Future Minimum Payments Receivable	$ 11.9
Spot Charters [Member] | Maximum [Member]
Lessor, Operating Lease, Term of Contract	1 year